WILMINGTON FUNDS

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

May 3, 2017

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)

File No. 33-20673; 811-05514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated April 21, 2017 to the Prospectus dated August 31, 2016, relating to the Wilmington Multi-Manager Real Asset Fund, a separate series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on April 21, 2017 (Accession Number: 0001193125-17-132788).

Please address any comments or questions to the attention of the undersigned at (718) 315-2957.

Very truly yours,

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth
Secretary of the Wilmington Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP

John McDonnell, Wilmington Trust Investment Advisors, Inc.